General and Administrative (Tables)	9 Months Ended
Sep. 30, 2021
General And Administrative Expenses [Abstract]
Summary of General and Administrative Expenses

	Three Months Ended		Nine Months Ended
For the periods ended September 30,	2021	2020	2021	2020
Salaries and Benefits	52	35	201	105
Administrative and Other	51	19	159	65
Stock-Based Compensation Expense (Recovery) (Note 24)	28	(3)	97	(15)
Other Long-Term Incentive Benefits Expense (Recovery)	27	—	34	(31)
	158	51	491	124